Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Commitments and Contingencies [Abstract]
Capital expenditure commitment
Outstanding bank loans			¥ 85,763	$ 11,972